SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cost, beginning balance	$ 257,268	$ 238,411
Additions	1,300
Impairments
Translation differences	(5,283)	18,857
Disposals
Cost, ending balance	253,285	257,268
Accumulated depreciation, beginning balance	252,809	228,886
Depreciation	1,074	5,370
Translation differences	(5,194)	18,553
Accumulated depreciation, ending balance	248,689	252,809
Property, plant and equipment, net	4,596	4,459
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	36,612	34,164
Additions	1,300
Impairments
Translation differences	(715)	2,448
Disposals
Cost, ending balance	37,197	36,612
Accumulated depreciation, beginning balance	33,824	28,321
Depreciation	919	3,204
Translation differences	(656)	2,299
Accumulated depreciation, ending balance	34,087	33,824
Property, plant and equipment, net	3,110	2,788
Vehicles [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	185,421	171,633
Additions
Impairments
Translation differences	(3,839)	13,788
Disposals
Cost, ending balance	181,582	185,421
Accumulated depreciation, beginning balance	185,421	170,073
Depreciation		1,582
Translation differences	(3,839)	13,766
Accumulated depreciation, ending balance	181,582	185,421
Property, plant and equipment, net
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	35,235	32,614
Additions
Impairments
Translation differences	(729)	2,621
Disposals
Cost, ending balance	34,506	35,235
Accumulated depreciation, beginning balance	33,564	30,492
Depreciation	155	584
Translation differences	(699)	2,488
Accumulated depreciation, ending balance	33,020	33,564
Property, plant and equipment, net	$ 1,486	$ 1,671